Restatement of Previously Issued Financial Statements (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Assets	$ 718,693,450	$ 1,161,009	$ 71,242
Total Liabilities	1,652,949	1,640,197	1,602,903
Common Stock	17,472	16,878	14,935
Capital in Excess of Par Value	467,363,870	32,252,954	25,987,795
Deficit	(37,604,660)	(32,669,399)	(27,508,439)
Noncontrolling interests in Omagine LLC	287,263,819	(79,621)	(25,952)
Total Stockholders' Deficit	717,040,501	(479,188)	(1,531,661)	$ (847,473)
Total Liabilities and Stockholders' Deficit	$ 718,693,450	1,161,009	$ 71,242
As Previously Reported [Member]
Total Assets		1,161,009
Total Liabilities		1,640,197
Common Stock		16,878
Capital in Excess of Par Value		33,864,254
Deficit		(34,280,699)
Noncontrolling interests in Omagine LLC		(79,621)
Total Stockholders' Deficit		(479,188)
Total Liabilities and Stockholders' Deficit		$ 1,161,009
Restatement Adjustment [Member]
Total Assets
Total Liabilities
Common Stock
Capital in Excess of Par Value		$ (1,611,300)
Deficit		$ 1,611,300
Noncontrolling interests in Omagine LLC
Total Stockholders' Deficit
Total Liabilities and Stockholders' Deficit